Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between compensation of LivaNova’s former, former Interim CEO, and the Company’s named executive officers (NEOs) and certain financial performance measures of LivaNova. For further information on LivaNova’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Pay vs. Performance Table
Year	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(2)		Summary Compensation Table Total for Former Interim PEO(3)	Compensation Actually Paid to Former Interim PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(9)		Adjusted Net Income (millions)(10)
								Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)
(a)	(b)	(c)		(d)	(e)	(f)	(g)	(h)	(i)	(j)		(k)
2023	$8,210,340	-$	7,774,064	$3,060,725	$3,032,476	$2,855,745	$2,417,932	$68.59	$124.22	-$	82	$148
2022	$8,565,545		$2,575,035	N/A	N/A	$2,076,241	$178,933	$73.63	$113.92	-$	86.2	$129.2
2021	$10,080,644		$15,281,126	N/A	N/A	$2,161,897	$3,038,616	$115.91	$140.40	-$	135.8	$106.7
2020	$6,902,353		$5,689,235	N/A		$1,730,387	$1,334,414	$87.78	$117.63	-$	348.8	$59.0

(1)
Amounts reflect the total compensation reported for Mr. McDonald in the “Total” column in the “Summary Compensation Table” for each corresponding year.

(2)
Amount for 2023 represents “compensation actually paid” to Mr. McDonald by applying the following adjustments to Mr. McDonald’s total compensation, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. McDonald during the applicable year.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)		Compensation Actually Paid to PEO
2023	$8,210,340	$6,371,293	-$	9,613,111	-$	7,774,064

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	—	—	—	-$	1,471,356	-$	8,141,754	—	-$	9,613,111
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards held by the NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during 2023. For options, the fair values as of each measurement date were determined using a binomial lattice model, with assumptions and methodologies regarding volatility, dividend yield and risk-free rates that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. The range of estimates used in the option fair value calculations for 2023 are as follows: (i) remaining option contractual life between 0.4 years- 9.3 years, volatility between 35%-43%, dividend yield of 0%, and risk-free rate between 3.5%-4.8%. The option values in 2023 also reflect the incremental cost associated with the modification of Mr. Dolci’s 2022 SARs. For relative TSR PSUs, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model. For Adjusted Free Cash Flow PSUs (“FCF PSUs”) and Return on Invested Capital PSUS (“ROIC PSUs”), the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, except that the
(3)
Amount reflects the total compensation reported for Mr. Kozy in the “Total” column in the “Summary Compensation Table” for 2023.

(4)
Amount represents “compensation actually paid” to Mr. Kozy, by applying the following adjustments to Mr. Kozy’s total compensation for 2023, as computed in accordance with Item 402(v). Amount does not reflect actual compensation earned by or paid to Mr. Kozy during 2023.

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to Second PEO
2023	$3,060,725	$1,249,961	$1,221,712	$3,032,476

(a)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$750,851	—	$494,309	-$	23,448	—	—	$1,221,712

(5)
Amounts reflect the total compensation reported for LivaNova’s NEOs (excluding Mr. McDonald and Mr. Kozy who served as the PEOs in 2023) in the “Total” column in the “Summary Compensation Table” for each corresponding year. The NEOs whose compensation was included for purposes of calculating the average amounts in each applicable year in this column are as follows: (i) for 2023, Messrs. Shvartsburg, Dolci, and Hutchinson and Ms. Hebbelinck; (ii) for 2022, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; (iii) for 2021, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; and (iv) for 2020, Messrs. Huston, Shvartsburg Dolci and Khoury, and Ms. Skeffington.

(6)
Amount for 2023 represents “compensation actually paid” to the non-CEO NEOs as a group, by applying the following adjustments to the average of the non-CEO NEOs’ total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,855,745	$1,642,972	$1,205,159	$2,417,932

(a)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,395,588	-$	151,647	—	-$	38,782	—	—	$1,205,159

(7)
The amounts in this column assume the investment of $100 on December 31, 2019 in LivaNova’s common shares traded on the Nasdaq and the reinvestment of all dividends since that date.

(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.

(9)
Amounts reflect the Company’s net income as reported in its audited financial statements for the applicable year.

(10)
Amounts reflect Adjusted Net Income as the Company-Selected Measure. The Company defines Adjusted Net Income as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments and other infrequent, unusual or non-recurring items not incurred in the ordinary course of business.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote	(1) Amounts reflect the total compensation reported for Mr. McDonald in the “Total” column in the “Summary Compensation Table” for each corresponding year.
Peer Group Issuers, Footnote
(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.

Adjustment To PEO Compensation, Footnote
(2)
Amount for 2023 represents “compensation actually paid” to Mr. McDonald by applying the following adjustments to Mr. McDonald’s total compensation, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. McDonald during the applicable year.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)		Compensation Actually Paid to PEO
2023	$8,210,340	$6,371,293	-$	9,613,111	-$	7,774,064

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	—	—	—	-$	1,471,356	-$	8,141,754	—	-$	9,613,111
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards held by the NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during 2023. For options, the fair values as of each measurement date were determined using a binomial lattice model, with assumptions and methodologies regarding volatility, dividend yield and risk-free rates that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. The range of estimates used in the option fair value calculations for 2023 are as follows: (i) remaining option contractual life between 0.4 years- 9.3 years, volatility between 35%-43%, dividend yield of 0%, and risk-free rate between 3.5%-4.8%. The option values in 2023 also reflect the incremental cost associated with the modification of Mr. Dolci’s 2022 SARs. For relative TSR PSUs, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model. For Adjusted Free Cash Flow PSUs (“FCF PSUs”) and Return on Invested Capital PSUS (“ROIC PSUs”), the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, except that the
(3)
Amount reflects the total compensation reported for Mr. Kozy in the “Total” column in the “Summary Compensation Table” for 2023.
(4)
Amount represents “compensation actually paid” to Mr. Kozy, by applying the following adjustments to Mr. Kozy’s total compensation for 2023, as computed in accordance with Item 402(v). Amount does not reflect actual compensation earned by or paid to Mr. Kozy during 2023.
Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to Second PEO
2023	$3,060,725	$1,249,961	$1,221,712	$3,032,476
(a)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$750,851	—	$494,309	-$	23,448	—	—	$1,221,712

Non-PEO NEO Average Total Compensation Amount	$ 2,855,745	$ 2,076,241	$ 2,161,897	$ 1,730,387
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,417,932	178,933	3,038,616	1,334,414
Adjustment to Non-PEO NEO Compensation Footnote
(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	—	—	—	-$	1,471,356	-$	8,141,754	—	-$	9,613,111
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards held by the NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during 2023. For options, the fair values as of each measurement date were determined using a binomial lattice model, with assumptions and methodologies regarding volatility, dividend yield and risk-free rates that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. The range of estimates used in the option fair value calculations for 2023 are as follows: (i) remaining option contractual life between 0.4 years- 9.3 years, volatility between 35%-43%, dividend yield of 0%, and risk-free rate between 3.5%-4.8%. The option values in 2023 also reflect the incremental cost associated with the modification of Mr. Dolci’s 2022 SARs. For relative TSR PSUs, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model. For Adjusted Free Cash Flow PSUs (“FCF PSUs”) and Return on Invested Capital PSUS (“ROIC PSUs”), the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, except that the
(3)
Amount reflects the total compensation reported for Mr. Kozy in the “Total” column in the “Summary Compensation Table” for 2023.
(4)
Amount represents “compensation actually paid” to Mr. Kozy, by applying the following adjustments to Mr. Kozy’s total compensation for 2023, as computed in accordance with Item 402(v). Amount does not reflect actual compensation earned by or paid to Mr. Kozy during 2023.
Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to Second PEO
2023	$3,060,725	$1,249,961	$1,221,712	$3,032,476
(a)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$750,851	—	$494,309	-$	23,448	—	—	$1,221,712
(5)
Amounts reflect the total compensation reported for LivaNova’s NEOs (excluding Mr. McDonald and Mr. Kozy who served as the PEOs in 2023) in the “Total” column in the “Summary Compensation Table” for each corresponding year. The NEOs whose compensation was included for purposes of calculating the average amounts in each applicable year in this column are as follows: (i) for 2023, Messrs. Shvartsburg, Dolci, and Hutchinson and Ms. Hebbelinck; (ii) for 2022, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; (iii) for 2021, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; and (iv) for 2020, Messrs. Huston, Shvartsburg Dolci and Khoury, and Ms. Skeffington.

(6)
Amount for 2023 represents “compensation actually paid” to the non-CEO NEOs as a group, by applying the following adjustments to the average of the non-CEO NEOs’ total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,855,745	$1,642,972	$1,205,159	$2,417,932
(a)
The equity award adjustments reflected in this column were calculated as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,395,588	-$	151,647	—	-$	38,782	—	—	$1,205,159

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid (CAP) for CEO and Non-CEO NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid for CEO and Non-CEO NEOs (Average) vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid for CEO and Non-CEO NEOs (Average) vs. Adjusted Net Income
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid (CAP) for CEO and Non-CEO NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by LivaNova to link executive compensation to company performance during fiscal year 2023 were:
•
Net Sales

•
Non-GAAP Net Income

•
Relative TSR

•
Free Cash Flow

•
Return on Invested Capital

Total Shareholder Return Amount	$ 68.59	73.63	115.91	87.78
Peer Group Total Shareholder Return Amount	124.22	113.92	140.4	117.63
Net Income (Loss)	$ (82,000,000)	$ (86,200,000)	$ (135,800,000)	$ (348,800,000)
Company Selected Measure Amount	148,000,000	129,200,000	106,700,000	59,000,000
Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1 Minimum	4 months 24 days
Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1 Maximum	9 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	35.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	43.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.80%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
Non-GAAP Measure Description
(10)
Amounts reflect Adjusted Net Income as the Company-Selected Measure. The Company defines Adjusted Net Income as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments and other infrequent, unusual or non-recurring items not incurred in the ordinary course of business.

Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital
Mr.McDonald [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,210,340	$ 8,565,545	$ 10,080,644	$ 6,902,353
PEO Actually Paid Compensation Amount	$ (7,774,064)	$ 2,575,035	$ 15,281,126	$ 5,689,235
PEO Name	Mr. McDonald
Mr. Kozy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,060,725
PEO Actually Paid Compensation Amount	$ 3,032,476
PEO Name	Mr. Kozy
PEO | Mr.McDonald [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,371,293)
PEO | Mr.McDonald [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,613,111)
PEO | Mr.McDonald [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.McDonald [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.McDonald [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.McDonald [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,471,356)
PEO | Mr.McDonald [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,141,754)
PEO | Mr.McDonald [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kozy [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,249,961)
PEO | Mr. Kozy [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,221,712
PEO | Mr. Kozy [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,851
PEO | Mr. Kozy [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kozy [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	494,309
PEO | Mr. Kozy [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,448)
PEO | Mr. Kozy [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kozy [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,642,972)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,205,159
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,395,588
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,647)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,782)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount